Mortgage Servicing Rights (Summary Of Changes In Capitalized MSR) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Participating Mortgage Loans [Line Items]
Fair value, beginning balance	$ 72,793,000	$ 114,311,000
Reductions due to sales of MSRs	(70,204,000)	(39,633,000)	0
Reductions due to loan payments		(21,572,000)
Reductions due to exercise of cleanup calls		(495,000)
Changes in fair value due to:
Changes in valuation model inputs or assumptions		20,184,000
Other changes in fair value		(2,000)
Fair value, ending balance	2,517,000	72,793,000	114,311,000
First Liens [Member]
Participating Mortgage Loans [Line Items]
Fair value, beginning balance		111,314,000
Reductions due to sales of MSRs		(39,633,000)
Reductions due to loan payments		(20,938,000)
Reductions due to exercise of cleanup calls		(495,000)
Changes in fair value due to:
Changes in valuation model inputs or assumptions		20,184,000
Other changes in fair value		(91,000)
Fair value, ending balance		70,341,000
Second Liens [Member]
Participating Mortgage Loans [Line Items]
Fair value, beginning balance		196,000
Reductions due to sales of MSRs		0
Reductions due to loan payments		(80,000)
Reductions due to exercise of cleanup calls		0
Changes in fair value due to:
Changes in valuation model inputs or assumptions		0
Other changes in fair value		45,000
Fair value, ending balance		161,000
Home Equity [Member]
Participating Mortgage Loans [Line Items]
Fair value, beginning balance		2,801,000
Reductions due to sales of MSRs		0
Reductions due to loan payments		(554,000)
Reductions due to exercise of cleanup calls		0
Changes in fair value due to:
Changes in valuation model inputs or assumptions		0
Other changes in fair value		44,000
Fair value, ending balance		$ 2,291,000